Commitments and Contingencies	1 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2020	Oct. 31, 2021	Sep. 30, 2021	Jan. 31, 2021
Commitments and Contingencies
Note 5—Commitments and Contingencies
Registration Rights
The holders of Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans, if any, (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans) will be entitled to registration rights pursuant to a registration rights agreement to be signed prior to the consummation of the Proposed Public Offering. These holders will be entitled to certain demand and “piggyback” registration rights. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The underwriters will be entitled to an underwriting discount of $0.20 per unit, or $6.0 million in the aggregate (or $6.9 million in the aggregate if the underwriters’ over-allotment option is exercised in full), payable upon the closing of the Proposed Public Offering. In addition, $0.35 per unit, or $10.5 million in the aggregate (or approximately $12.1 million in the aggregate if the underwriters’ over-allotment option is exercised in full) will be payable to the underwriters for deferred underwriting commissions. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
Risks and Uncertainties
Management continues to evaluate the impact of
the COVID-19 pandemic
on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations, close of the Proposed Public Offering and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Note 5—Commitments and Contingencies
Registration Rights
The holders of Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans, if any, (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans) were entitled to registration rights pursuant to a registration rights agreement signed upon the consummation of the Initial Public Offering. These holders were entitled to certain demand and “piggyback” registration rights. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The Company granted the underwriters a
45-day
option from the date of the final prospectus relating to the Initial Public Offering to purchase up to 4,500,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price, less underwriting discounts and commissions. The underwriter exercised its over-allotment option in full on March 9, 2021.
The underwriters were entitled to an underwriting discount of $0.20 per unit, or $6.9 million in the aggregate, paid upon the closing of the Initial Public Offering. In addition, $0.35 per unit, or approximately $12.1 million in the aggregate will be payable to the underwriters for deferred underwriting commissions. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
Risks and Uncertainties
Management continues to evaluate the impact of the
COVID-19
pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations, and/or search for a target company, the specific impact is not readily determinable as of the date of this financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Planet Labs Inc [Member]
Commitments and Contingencies
6.	Commitments and Contingencies
Leases
The Company leases office space under various noncancelable operating leases with varying lease expiration dates through 2024. Certain leases contain renewal options for the Company to extend the lease term and escalation clauses. There have been no material changes to the Company’s future lease commitments as of October 31, 2021.
Rent expense for the nine months ended October 31, 2021 and 2020, net of sublease income of $0.2 million and $0.7 million, was $2.3 million and $2.2 million, respectively. Rent expense is recognized on a straight-line basis over the non-cancelable
lease term.
Launch and Ground Station
The Company has purchase commitments for future satellite launch services and ground station services, including leases, to be performed by third- parties subsequent to October 31, 2021. Future purchase commitments under noncancelable launch service and ground station service contracts as of October 31, 2021 as follows:

(in thousands)	Launch	Ground Station
Remainder of 2022	$1,025	$669
2023	800	2,422
2024	1,200	1,001
2025	—	693
2026	—	402
Thereafter	—	76

Total purchase commitments	$3,025	$5,263

Other
The Company has minimum purchase commitments for hosting services from Google through January 31, 2028. Future minimum purchase commitments under the noncancelable hosting service agreement as of October 31, 2021 are as follows:

(in thousands)
Remainder of 2022	$6,102
2023	25,378
2024	28,050
2025	30,120
2026	31,190
Thereafter	66,152

Total purchase commitments	$186,992

Contingencies
The Company is not a party to any material legal proceedings and is not aware of any pending or threatened claims, individually or in the aggregate, that are expected to have a material adverse impact on its unaudited condensed consolidated financial statements as of each reporting period. From time to time however, the Company may have certain contingent liabilities that arise in the ordinary course of business activities including events arising from revenue contracts entered into by the Company. The Company accrues a liability for such matters when it is probable that future expenditures will be made and such expenditures can be reasonably estimated.

7.	Commitments and Contingencies
Leases
The Company leases office space under various noncancelable operating leases with varying lease expiration dates through 2024. Certain leases contain renewal options for the Company to extend the lease term and escalation clauses.
Rent expense for the years ended January 31, 2021 and 2020, net of sublease income of $1.3 million in each year, was $3.0 million and $3.8 million, respectively. Rent expense is recognized on a straight-line basis over the non-cancelable
lease term.
Future minimum lease payments under noncancelable office leases as of January 31, 2021 are as follows:

(in thousands)
2022	$4,867
2023	4,778
2024	1,598
2025	—
2026	—
Thereafter	—

Total minimum lease payments	$11,243

Launch and Ground Station Services
The Company has purchase commitments for future satellite launch services and ground station services, including leases, to be performed by third- parties subsequent to January 31, 2021. Future purchase commitments under noncancelable launch service and ground station service contracts as of January 31, 2021 are as follows:

(in thousands)	Launch	Ground Station
2022	$1,025	$1,994
2023	—	1,773
2024	—	579
2025	—	416
2026	—	226
Thereafter	—	60

Total purchase commitments	$1,025	$5,048

Other
The Company has minimum purchase commitments for hosting services from Google through February 19, 2027. Future minimum purchase commitments under the noncancelable hosting service agreement as of January 31, 2021 is as follows:

(in thousands)
2022	$4,400
2023	16,300
2024	19,000
2025	20,700
2026	22,500
Thereafter	25,600

Total purchase commitments	$108,500

Contingencies
The Company is not a party to any material legal proceedings and is not aware of any pending or threatened claims, individually or in the aggregate, that are expected to have a material adverse impact on its consolidated financial statements as of each reporting period. From time to time however, the Company may have certain contingent liabilities that arise in the ordinary course of business activities including events arising from revenue contracts entered into by the Company. The Company accrues a liability for such matters when it is probable that future expenditures will be made and such expenditures can be reasonably estimated.
Indemnification
The Company enters into standard indemnification arrangements in the ordinary course of business. Pursuant to these arrangements, the Company indemnifies, holds harmless, and agrees to reimburse the indemnified parties for losses suffered or incurred by the indemnified party, in connection with any trade secret, copyright, patent, or other intellectual property infringement claim by any third-party with respect to its technology. The term of these indemnification agreements is generally perpetual after the execution of the agreement. The Company has not incurred costs to defend lawsuits or settle claims related to these indemnification agreements. In the event that one or more of these matters were to result in a claim against the Company, an adverse outcome, including a judgment or settlement, may cause a material adverse effect on the Company’s future business, operating results or financial condition. It is not possible to determine the maximum potential amount under these contracts due to the limited history of prior indemnification claims and the unique facts and circumstances involved in each particular agreement.
The Company has entered into indemnification agreements with its directors and officers that may require the Company to indemnify them against liabilities that may arise by reason of their status or service as directors or officers, other than liabilities arising from willful misconduct of the individual.
To date, we have not incurred any material costs, and have not accrued any liabilities in the consolidated financial statements as a result of these provisions.